Stockholders' Equity (Tables)	12 Months Ended
Oct. 31, 2016
Equity [Abstract]
Schedule of Stock by Class

Convertible preferred stock as of October 31, 2016 consisted of the following:

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference	Common Shares Issuable Upon Conversion
Series A	8,830,000	7,138,158	$1,745	$4,854	1,189,693
Series B	54,250	54,201	4,569	-	903,362
Series C	26,000	25,763	2,010	-	429,392
Series D	170,000	156,332	1,829	-	260,553
Other authorized, unissued	919,750	-	-	-	-
Total	10,000,000	7,374,454	$10,153	$4,854	2,783,000

Convertible preferred stock as of October 31, 2015 consisted of the following:

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference	Common Shares Issuable Upon Conversion
Series A	8,830,000	8,776,968	$2,146	$5,968	1,462,828
Series B	54,250	54,201	4,569	-	903,362
Series C	26,000	25,763	2,010	-	429,392
Series D	170,000	168,333	1,969	-	280,555
Other authorized, unissued	919,750	-	-	-	-
Total	10,000,000	9,025,265	$10,694	$5,968	3,076,137

Schedule of Shares Based Compensation Warrants Activity

A summary of the status of the Company’s outstanding warrants as of October 31 and changes during the years then ended is presented below:

	October 31,
	2016	2015
Outstanding at beginning of year	-	1,191
Issued in offerings of units	187,500	2,171,979
Settled under exchange agreements	-	(2,171,979)
Expired	-	(1,191)
Outstanding at end of year	187,500	-